UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

  /s/  Howard Guberman     New York, NY     August 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $907,692 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC NEW     COM              00383Y102     3533    47612 SH       SOLE                    47612        0        0
AIRGAS INC                     COM              009363102    80194  1289300 SH       SOLE                  1289300        0        0
AIRGAS INC                     COM              009363102   112227  1804300 SH  PUT  SOLE                  1804300        0        0
ALCON INC                      COM SHS          H01301102   148190  1000000 SH       SOLE                  1000000        0        0
ATP OIL & GAS CORP             COM              00208J108     1589   150000 SH  PUT  SOLE                   150000        0        0
CASEYS GEN STORES INC          COM              147528103    20940   600000 SH       SOLE                   600000        0        0
CASEYS GEN STORES INC          COM              147528103     1745    50000 SH  PUT  SOLE                    50000        0        0
CHARLES RIV LABS INTL INC      COM              159864107      855    25000 SH  PUT  SOLE                    25000        0        0
CHIMERA INVT CORP              COM              16934Q109    10830  3000000 SH       SOLE                  3000000        0        0
COCA COLA ENTERPRISES INC      COM              191219104     7758   300000 SH  CALL SOLE                   300000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    21305   500000 SH       SOLE                   500000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    14117   331300 SH  PUT  SOLE                   331300        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    25459  1920000 SH  PUT  SOLE                  1920000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    28509  2150000 SH       SOLE                  2150000        0        0
GERDAU AMERISTEEL CORP         COM              37373P105    21800  2000000 SH       SOLE                  2000000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    65635   500000 SH  PUT  SOLE                   500000        0        0
HUBBELL INC                    CL A             443510102     6574   173238 SH       SOLE                   173238        0        0
MORGAN STANLEY                 COM NEW          617446448     9284   400000 SH  PUT  SOLE                   400000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109   108720  2250000 SH  CALL SOLE                  2250000        0        0
NOVELL INC                     COM              670006105     2840   500000 SH       SOLE                   500000        0        0
PALM INC NEW                   COM              696643105    34140  6000000 SH       SOLE                  6000000        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108     9816   300000 SH       SOLE                   300000        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      740   960700 SH       SOLE                   960700        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    16150   200000 SH  PUT  SOLE                   200000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   124114  1020000 SH  CALL SOLE                  1020000        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    20644   200000 SH  PUT  SOLE                   200000        0        0
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101     8440   400000 SH       SOLE                   400000        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119     1544   200000 SH       SOLE                   200000        0        0